Discontinued Operations Discontinued Operations- Balance Sheet Disclosures by Disposal Groups (Details) - USD ($) $ in Millions		Dec. 31, 2015		Jan. 29, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents					$ 29
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net		$ 55			165
Disposal group derivative assets, current		68
Disposal Group, Including Discontinued Operation, Inventory		13			22
Disposal Group, Including Discontinued Operation, Other Assets, Current		2			17
Disposal Group Assets, Current		138			233
Disposal Group, Including Discontinued Operation, Investment					152
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment					7,527
Disposal Group Including Discontinued Operations Accumulated Depreciation Depletion and Amortization					(3,741)
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net		880	[1]		3,786
Disposal Group Derivative Assets Noncurrent		14			14
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent					9
Disposal Group, Including Discontinued Operation, Assets		1,032			4,194
Assets Held for Sale, Continuing Operations					200
Assets of disposal group classified as held for sale		1,072			4,394
Disposal Group, Including Discontinued Operation, Accounts Payable		93			227
Disposal Group, Including Discontinued Operation, Accrued Liabilities		47			58
Disposal Group Liabilities, Current		140			285
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities					13
long term debt noncurrent disposal group					2
Disposal Group Asset Retirement Obligation Noncurrent		133			175
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent					31
Disposal Group, Including Discontinued Operation, Liabilities					506
Liabilities of Disposal Group in Continuing Operations					2
Liabilities of disposal group associated with assets held for sale		273			508
Continuing Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets Held for Sale, Continuing Operations		$ 40			200
Domestic
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents					0
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net					140
Disposal Group, Including Discontinued Operation, Inventory					15
Disposal Group, Including Discontinued Operation, Other Assets, Current					3
Disposal Group Assets, Current					158
Disposal Group, Including Discontinued Operation, Investment					18
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	[2]				7,082
Disposal Group Including Discontinued Operations Accumulated Depreciation Depletion and Amortization					(3,513)
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net					3,569
Disposal Group Derivative Assets Noncurrent					14
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent					3
Disposal Group, Including Discontinued Operation, Assets					3,762
Assets of disposal group classified as held for sale					3,962
Disposal Group, Including Discontinued Operation, Accounts Payable					193
Disposal Group, Including Discontinued Operation, Accrued Liabilities					35
Disposal Group Liabilities, Current					228
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities					0
long term debt noncurrent disposal group					0
Disposal Group Asset Retirement Obligation Noncurrent					168
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent					28
Disposal Group, Including Discontinued Operation, Liabilities					424
Liabilities of Disposal Group in Continuing Operations					2
Liabilities of disposal group associated with assets held for sale					426
International
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents				$ 17	29
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net					25
Disposal Group, Including Discontinued Operation, Inventory					7
Disposal Group, Including Discontinued Operation, Other Assets, Current					14
Disposal Group Assets, Current					75
Disposal Group, Including Discontinued Operation, Investment					134
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment					445
Disposal Group Including Discontinued Operations Accumulated Depreciation Depletion and Amortization					(228)
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net					217
Disposal Group Derivative Assets Noncurrent					0
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent					6
Disposal Group, Including Discontinued Operation, Assets					432
Assets Held for Sale, Continuing Operations					0
Assets of disposal group classified as held for sale					432
Disposal Group, Including Discontinued Operation, Accounts Payable					34
Disposal Group, Including Discontinued Operation, Accrued Liabilities					23
Disposal Group Liabilities, Current					57
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities					13
long term debt noncurrent disposal group					2
Disposal Group Asset Retirement Obligation Noncurrent					7
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent					3
Disposal Group, Including Discontinued Operation, Liabilities					82
Liabilities of Disposal Group in Continuing Operations					0
Liabilities of disposal group associated with assets held for sale					$ 82

[1]	ncludes $2,308 million impairment in Piceance Basin of the net assets.
[2]	(a) Domestic includes $45 million impairment in Powder River Basin of the net assets